Financial risk management - Summary of Maturity Profile of Accrued Liabilities Based on Contractual Undiscounted Payments (Detail) - EUR (€)	Jan. 01, 2021	Dec. 31, 2020	Dec. 31, 2019
statement of Lineitems [Line Items]
Trade and other payables	€ 846,952		€ 517,771
Accrued liabilities	€ 4,466,837		1,406,359
Not later than one year [member]
statement of Lineitems [Line Items]
Trade and other payables		€ 846,952	517,771
Accrued liabilities		4,466,837	1,406,359
Later than one year and not later than five years [member]
statement of Lineitems [Line Items]
Trade and other payables		0	0
Accrued liabilities		€ 0	€ 0